Financial investments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial investments, non current	R$ 769,057
Banco Itau S/A [Member]
IfrsStatementLineItems [Line Items]
Financial investments, non current	R$ 769,057